SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2021 USD ($)	Apr. 11, 2020 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) Segment shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 20, 2023 $ / shares	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($) shares
Accounting Policies [Line Items]
Cash equivalents					$ 0		$ 0		$ 0	$ 0
Unrecognized tax benefits					0		0		0	0
Unrecognized tax benefits accrued for interest and penalties					0	$ 0	0	$ 0
Tax credit to each employees				$ 10,000,000
Accounts receivable net current					30,357,000		30,357,000		28,998,000	20,037,000
Accounts payable current					19,530,000		19,530,000		7,281,000	8,262,000
Foreign currency translation adjustment, net of tax					$ (207,000)	$ 13,000	$ (207,000)	$ (62,000)	173,000	(59,000)
Asset Impairment Charges									$ 0	$ 0
Preferred stock, shares issued | shares
Preferred stock, par value (in dollars per share) | $ / shares											$ 10.1
Stock options granted | shares						0	0	0	0	0
Unrecognized tax benefits income tax penalties and interest expenses									$ 0	$ 0
Operating lease right of use assets					$ 20,397,000		$ 20,397,000		20,037,000	0
Operating lease liabilities					20,458,000		20,458,000		20,002,000
Allowance for doubtful accounts					1,800,000		$ 1,800,000		1,500,000
Percentage of refundable tax credit against certain employment taxes equal to qualified wages paid							50.00%
Maximum wages per employee annually paid under employee retention credit							$ 10,000
Percentage of refundable tax credit against certain employment taxes extended and expanded qualified wage caps to qualified wages paid							70.00%
Maximum wages per employee per quarterly paid under employee retention credit							$ 10,000
Revenue					37,908,000	$ 30,372,000	78,707,000	$ 56,349,000	129,556,000	77,379,000
Contract assets					4,100,000		4,100,000		$ 4,800,000
Impairment to property, plant, and equipment					$ 0	0	$ 0	0
Redeemable convertible preferred stock, shares outstanding | shares					6,719,641		6,719,641		6,719,641
Carrying value of redeemable convertible preferred stock outstanding									$ 17,878,000	16,689,000
Number of operating segment | Segment							1
Number of reportable segment | Segment							1
Minimum percentage of unrecognized tax benefits that would impact effective tax rate							50.00%
Employee retention credit benefits receivable					$ 0		$ 0
Assets fair value					1,915,000		1,915,000		1,619,000	909,000
Liabilities fair value										947,000
Level 3
Accounting Policies [Line Items]
Assets fair value					0		0		0	0
Liabilities fair value					0		0		0	0
Accounting Standards Update 2016-02 [Member]
Accounting Policies [Line Items]
Operating lease right of use assets												$ 16,300,000
Operating lease liabilities												$ 16,300,000
Pay Fixed Receive Floating Interest Rate Swap [Member]
Accounting Policies [Line Items]
Unrealized gain loss on derivatives									$ 1,400,000	$ 900,000
Interest Rate Swap
Accounting Policies [Line Items]
Unrealized gain (loss) due to change in fair value					$ 13,000	$ 300,000	$ (100,000)	$ 1,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Preferred stock, shares issued | shares									20,370,377
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.54
Proceeds from Issuance of Convertible Preferred Stock									$ 11,000,000
Temporary equity redemption price per share | $ / shares									$ 0.54	$ 0.54
Temporary equity liquidation preference									$ 17,900,000	$ 16,700,000
Temporary Equity Conversion Price Per Share | $ / shares									$ 0.54	$ 0.54
Preferred Stock, Dividend Rate, Percentage									7.00%
Preferred Stock, Dividend Payment Terms									Each holder of Series A is entitled to receive cumulative dividends payable at the rate of 7% annually, payable in kind
Redeemable convertible preferred stock, shares outstanding | shares									20,370,377	20,370,377
Redeemable Convertible Preferred Stock
Accounting Policies [Line Items]
Redeemable convertible preferred stock, shares outstanding | shares					0		0		20,370,377	20,370,377			20,370,377
Carrying value of redeemable convertible preferred stock outstanding									$ 17,878,000	$ 16,689,000			$ 15,570,000
United States
Accounting Policies [Line Items]
Revenue generated									$ 118,300,000	$ 71,000,000
Percentage of revenue					92.00%	92.00%	91.00%	91.00%	91.00%	92.00%
Revenue					$ 35,100,000	$ 28,000,000	$ 71,600,000	$ 51,500,000
Canada
Accounting Policies [Line Items]
Revenue generated									$ 11,300,000	$ 6,400,000
Percentage of revenue					8.00%	8.00%	9.00%	9.00%	9.00%	8.00%
Revenue					$ 2,900,000	$ 2,400,000	$ 7,100,000	$ 4,800,000
Paycheck Protection Program Loan [Member]
Accounting Policies [Line Items]
Proceeds from loans	$ 2,000,000	$ 6,600,000
Prepaid Expenses and Other Current Assets
Accounting Policies [Line Items]
Employee retention credits receivable									$ 2,100,000	$ 0
Employee retention credit benefits receivables					$ 0		$ 0		2,100,000
Selling, General and Administrative Expenses
Accounting Policies [Line Items]
Employee retention credits benefits									4,300,000	0
Employee retention credit benefits						$ 4,300,000		$ 4,300,000	4,300,000
One Supplier [Member]
Accounting Policies [Line Items]
Accounts receivable net current									900,000
Accounts payable current										1,500,000
Two Customers
Accounting Policies [Line Items]
Accounts receivable net current									$ 8,600,000	$ 4,200,000
Sales Revenue | Customer Concentration Risk | Two Customers
Accounting Policies [Line Items]
Concentration risk percentage					29.00%	25.00%	30.00%	27.00%	28.00%
Sales Revenue | Customer Concentration Risk | One Customer [Member]
Accounting Policies [Line Items]
Concentration risk percentage										18.00%
Purchases [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Accounting Policies [Line Items]
Concentration risk percentage									12.00%	16.00%
Vendor Purchases | Customer Concentration Risk | One Vendor
Accounting Policies [Line Items]
Concentration risk percentage						11.00%	10.00%	12.00%
Vendor Purchases | Customer Concentration Risk | Two Vendors
Accounting Policies [Line Items]
Concentration risk percentage					25.00%
Accounts Receivable
Accounting Policies [Line Items]
Contract assets									$ 4,800,000	$ 3,000,000
Accounts Receivable | Customer Concentration Risk
Accounting Policies [Line Items]
Receivables from customers					$ 10,100,000		$ 10,100,000		8,600,000
Accounts Payable | Customer Concentration Risk
Accounting Policies [Line Items]
Amounts due to vendors					$ 9,000,000		$ 9,000,000		$ 1,000,000
CARES Act [Member]
Accounting Policies [Line Items]
Tax Credit To Employee Percentage			70.00%	50.00%
Tax credit to each employees			$ 10,000,000